UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21962
                                    ------------

                                 Epiphany Funds
                                 --------------
               (Exact name of registrant as specified in charter)

               306 West 7th Street Suite 616 Fort Worth, TX 76102
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Matrix Capital Group, Inc.
                  630 Fitzwatertown Road Building A, 2nd Floor
                           Willow Grove, PA 19090-1904
                           ---------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  817.529.0444
                                                     -------------

Date of fiscal year end:  10/31/2008
                          ----------

Date of reporting period: 01/31/2008
                          ----------

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

                                                                  EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                    ----------     ------------
COMMON STOCK - (93.01%)

AUTO MANUFACTURERS - (3.84%)
PACCAR, Inc.                                             1,000     $     46,920
                                                                   ------------
BANKS - (9.50%)
BB&T Corp.                                               1,851           67,154
Comerica, Inc.                                           1,120           48,854
                                                                   ------------
                                                                        116,008
                                                                   ------------
COSMETICS & TOILETRIES - (6.44%)
Colgate-Palmolive Co.                                      550           42,350
Procter & Gamble Co.                                       550           36,273
                                                                   ------------
                                                                         78,623
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES - (2.89%)
Citigroup, Inc.                                          1,250           35,275
                                                                   ------------

FOOD - (16.81%)
Campbell Soup Co.                                        1,150           36,352
H.J. Heinz Co.                                             670           28,515
Hormel Foods Corp.                                       1,200           46,488
Kellogg Co.                                                840           40,236
SYSCO Corp.                                              1,850           53,743
                                                                   ------------
                                                                        205,334
                                                                   ------------

HEALTHCARE PRODUCTS & SERVICES - (2.01%)
Aetna, Inc.                                                460           24,500
                                                                   ------------

IRON & STEEL - (4.73%)
Nucor Corp.                                              1,000           57,800
                                                                   ------------

LEISURE TIME - (3.85%)
Harley-Davidson, Inc.                                    1,160           47,073
                                                                   ------------

MACHINERY - CONSTRUCTION & MINING - (3.26%)
Caterpillar, Inc.                                          560           39,838
                                                                   ------------

MULTIMEDIA - (4.83%)
McGraw-Hill Cos., Inc.                                   1,380           59,009
                                                                   ------------

MISCELLANEOUS MANUFACTURING - (7.64%)
3M Co.                                                     600           47,790
Teleflex, Inc.                                             770           45,522
                                                                   ------------
                                                                         93,312
                                                                   ------------

OIL & GAS SERVICES - (5.52%)
Exxon Mobil Corp.                                          780           67,392
                                                                   ------------

PACKAGING & CONTAINERS - (1.94%)
Packaging Corp. of America                                 980           23,755
                                                                   ------------

RETAIL - (8.68%)
Lowe's Cos., Inc.                                        2,694           71,229
TJX Cos., Inc.                                           1,100           34,716
                                                                   ------------
                                                                        105,945
                                                                   ------------

                                                                  EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK - (93.01%) (CONTINUED)

SEMICONDUCTORS - (3.81%)
Linear Technology Corp.                                  1,680     $     46,486
                                                                   ------------

TELECOMMUNICATIONS - (4.48%)
Harris Corp.                                             1,000           54,690
                                                                   ------------

TOOLS - (2.78%)
Lincoln Electric Holdings, Inc.                            550           33,907
                                                                   ------------

TOTAL COMMON STOCK (COST $1,213,265)                                  1,135,867
                                                                   ------------

SHORT-TERM INVESTMENTS - (6.02%)
Huntington National Bank Money Market IV, 3.01% *
  (COST $73,522)                                        73,522           73,522
                                                                   ------------

TOTAL INVESTMENTS (COST $1,286,787) - 99.03%                       $  1,209,389

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.97%                       11,818
                                                                   ------------

NET ASSETS - 100%                                                  $  1,221,207
                                                                   ============

* Rate shown represents the rate at January 31, 2008, is subject to change and resets daily.

The Epiphany Faith and Family Values 100 Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis as of January 31, 2008 were as follows:

Cost of investments for tax purposes                               $  1,291,457
Unrealized Appreciation / (Depreciation):
     Gross Appreciation                                                  23,334
     Gross Depreciation                                                (105,402)
                                                                   ------------
Net Unrealized Depreciation                                        $    (82,068)
                                                                   ============

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert. (b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Epiphany Funds
             --------------

By: /s/ Samuel J. Saladino, III
    -------------------------------------
Name:   Samuel J. Saladino, III
Title:  Principal Executive Officer
Date:   March 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Samuel J. Saladino, III
    -------------------------------------
Name:   Samuel J. Saladino, III
Title:  Principal executive Officer
Date:   March 14, 2008

By: /s/ Larry E. Beaver, Jr.
    -------------------------------------
Name:   Larry E. Beaver, Jr.
Title:  Principal Financial Officer
Date:   March 14, 2008